As filed with the Securities and Exchange Commission on November 15, 2013

Securities Act Registration No. 333-33302

Investment Company Act Reg. No. 811-09871

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	
Post-Effective Amendment No. 41	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 43	☒

(Check appropriate box or boxes.)

___________________________________

       CULLEN FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

645 Fifth Avenue

New York, New York 10022

(Address of Principal Executive Offices)

                            (212) 843-0506

(Registrant’s Telephone Number, including Area Code)

Copy to:

Carla Teodoro, Esq.
Brooks Cullen	Sidley Austin LLP
645 Fifth Avenue	787 Seventh Ave.
New York, New York 10022	New York, New York 10019
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☑	immediately upon filing pursuant to paragraph (b)
	on (date) pursuant to paragraph (b)
	60 days after filing pursuant to paragraph (a)(1)
	75 days after filing pursuant to paragraph (a)(2)
	on (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 41 of its Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on November 15, 2013.

CULLEN FUNDS TRUST

By:	/s/ James P. Cullen
James P. Cullen
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on the 15th day of November, 2013 by the following persons in the capacities indicated.

Signature	Title	Date

/s/ James P. Cullen	Trustee and President	November 15, 2013
James P. Cullen

/s/ Stephen G. Fredericks*	Independent Trustee	November 15, 2013
Stephen G. Fredericks

/s/ Robert J. Garry*	Independent Trustee	November 15, 2013
Robert J. Garry

/s/ Daniel J. Campbell*	Independent Trustee	November 15, 2013
Daniel J. Campbell
/s/ James H. Wildman* James H. Wildman	Independent Trustee	November 15, 2013

/s/ Jeffrey T. Battaglia*	Treasurer and Principal	November 15, 2013
Jeffrey T. Battaglia	Accounting Officer

*By:	/s/ James P. Cullen
James P. Cullen
Attorney in Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase